Federated Hermes Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—95.7%
		Communication Services—7.5%
675,000	[1]	Alphabet, Inc., Class A	$ 89,586,000
263,000	[1]	T-Mobile USA, Inc.	36,233,510
455,800		Universal Music Group	11,782,284
		TOTAL	137,601,794
		Consumer Discretionary—14.7%
60,000	[1]	Airbnb, Inc.	9,131,400
592,900	[1]	Amazon.com, Inc.	79,258,872
18,100	[1]	Chipotle Mexican Grill, Inc.	35,517,268
40,000		Home Depot, Inc.	13,353,600
200,000	[1]	Las Vegas Sands Corp.	11,962,000
106,200	[1]	Lululemon Athletica, Inc.	40,199,886
20	[1,2]	New Cotai LLC/Capital	0
279,200		Nike, Inc., Class B	30,820,888
541,200		TJX Cos., Inc.	46,830,036
		TOTAL	267,073,950
		Consumer Staples—4.6%
57,500		Constellation Brands, Inc., Class A	15,686,000
102,100		Costco Wholesale Corp.	57,244,407
431,000	[1,3]	Kenvue, Inc.	10,206,080
		TOTAL	83,136,487
		Energy—2.1%
655,500		Schlumberger Ltd.	38,241,870
		Financials—10.2%
55,700		BlackRock, Inc.	41,153,945
250,000		Charles Schwab Corp.	16,525,000
111,508		London Stock Exchange Group PLC	12,098,866
45,100		MSCI, Inc., Class A	24,718,408
97,600		S&P Global, Inc.	38,504,176
225,000		Visa, Inc., Class A	53,489,250
		TOTAL	186,489,645
		Health Care—22.4%
181,080	[1]	Argenx SE, ADR	91,351,239
26,700		AstraZeneca PLC	3,830,512
99,000		Danaher Corp.	25,250,940
360,000	[1]	Dexcom, Inc.	44,841,600
100,000		Eli Lilly & Co.	45,455,000
46,800	[1]	Genmab A/S	19,300,563
41,300	[1]	IDEXX Laboratories, Inc.	22,910,349
44,000	[1]	Intuitive Surgical, Inc.	14,273,600
25,900		Lonza Group AG	15,032,430
152,100		Novo Nordisk A/S	24,532,439
100,800	[1]	Sarepta Therapeutics, Inc.	10,925,712
40,200		Stryker Corp.	11,393,082
18,900		UnitedHealth Group, Inc.	9,570,393
84,000	[1]	Veeva Systems, Inc.	17,154,480
110,900	[1]	Vertex Pharmaceuticals, Inc.	39,074,506

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
67,200		Zoetis, Inc.	$ 12,639,648
		TOTAL	407,536,493
		Industrials—5.8%
132,400		Eaton Corp. PLC	27,184,368
145,500		Quanta Services, Inc.	29,335,710
195,500		Trane Technologies PLC	38,990,520
40,400		Union Pacific Corp.	9,373,608
		TOTAL	104,884,206
		Information Technology—21.5%
335,300		Apple, Inc.	65,869,685
115,000	[1]	Crowdstrike Holdings, Inc.	18,590,900
29,100	[1]	Keysight Technologies, Inc.	4,687,428
285,000		Microsoft Corp.	95,737,200
48,600		NVIDIA Corp.	22,710,294
113,000	[1]	Palo Alto Networks, Inc.	28,245,480
100,000	[1]	ServiceNow, Inc.	58,300,000
318,500	[1]	Shopify, Inc.	21,524,230
350,000	[1]	Splunk, Inc.	37,915,500
160,000	[1]	Workday, Inc.	37,940,800
		TOTAL	391,521,517
		Materials—1.7%
32,000		Ecolab, Inc.	5,860,480
90,100		Sherwin-Williams Co.	24,912,650
		TOTAL	30,773,130
		Real Estate—3.7%
582,917	[1]	CoStar Group, Inc.	48,947,540
150,000		ProLogis, Inc.	18,712,500
		TOTAL	67,660,040
		Utilities—1.5%
378,600		NextEra Energy, Inc.	27,751,380
		TOTAL COMMON STOCKS (IDENTIFIED COST $821,334,405)	1,742,670,512
		INVESTMENT COMPANIES—4.6%
10,667,246		Federated Hermes Government Obligations Fund, Premier Shares, 5.16%[4]	10,667,246
73,664,915		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[4]	73,657,548
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $84,321,663)	84,324,794
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $905,656,068)	1,826,995,306
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(5,984,005)
		TOTAL NET ASSETS—100%	$1,821,011,301
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2023, were as follows:
Affiliated	Value as of 10/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 7/31/2023	Shares Held as of 7/31/2023	Dividend Income
Affiliated issuers no longer in the portfolio at period end	$29,009,820	$—	$(26,793,161)	$12,012,701	$(14,229,360)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$29,009,820	$—	$(26,793,161)	$12,012,701	$(14,229,360)	$—	—	$—

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2022	$—	$72,757,466	$72,757,466
Purchases at Cost	$21,890,338	$492,977,609	$514,867,947
Proceeds from Sales	$(11,223,092)	$(492,099,819)	$(503,322,911)
Change in Unrealized Appreciation/Depreciation	$—	$(1,206)	$(1,206)
Net Realized Gain/(Loss)	$—	$23,498	$23,498
Value as of 7/31/2023	$10,667,246	$73,657,548	$84,324,794
Shares Held as of 7/31/2023	10,667,246	73,664,915	84,332,161
Dividend Income	$64,198	$2,813,297	$2,877,495

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$10,104,019	$10,667,246

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,438,801,191	$—	$0	$1,438,801,191
International	217,292,227	86,577,094	—	303,869,321
Investment Companies	84,324,794	—	—	84,324,794
TOTAL SECURITIES	$1,740,418,212	$86,577,094	$0	$1,826,995,306

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt